Summary of Significant Accounting Policies (Policies) - EBP 078	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires Plan management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes, and supplemental schedule. Actual results could differ from those estimates and assumptions.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are paid from participants’ accounts. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced, and a benefit payment is recorded.

Contributions	Contributions Participant contributions and the matching employer contributions are recorded in the year in which the participant contributions are withheld from compensation.
Risks and Uncertainties
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market fluctuation and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value, except for the fully benefit-responsive investment contract, which is stated at contract value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Notes 1 and 4 for further discussion and disclosures related to fair value measurements.
Investments in shares of registered investment companies and short term investment funds are valued at quoted market prices, which represent the net asset values of shares held by the Plan at year end. Investments in common/collective trusts have readily determinable fair values and are valued based on the net asset value of participation units held by the Plan at year end. There are no redemption restrictions on these investments and purchases and sales may occur on a daily basis. The AMETEK common stock is valued at the closing price reported in an active market.
Purchases and sales of investments are reflected on trade dates. Realized gains and losses on sales of investments are based on the average cost of such investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Income from other investments is recorded as earned. Plan investments do not have significant costs to sell. Net appreciation (depreciation) includes the Plan's realized and unrealized gains and losses as well as investments held at year-end.